Right-of-Use Asset and Lease Liabilities - Maturities of operating lease liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
2027	$ 1,011,364	$ 1,323,468
2028	1,121,602	1,101,590
2029	759,026	753,945
2030	649,382	649,382
2030	50,673	50,673
Total	3,592,047	3,879,058
Less: imputed interest	(860,421)	(964,452)
Present value of net minimum lease payments	2,731,626	2,914,606
Less: current obligations	(992,031)	(982,996)	$ (1,015,052)
Long-term obligations under leases	$ 1,739,595	$ 1,931,610	$ 2,635,658